Sensitivity analysis to key market risks (Tables)	6 Months Ended
Jun. 30, 2020
Interest rate risk
Sensitivity analysis
Schedule of estimated sensitivity to risk

The sensitivities shown below are for movements in risk-free rates (based on local government bond yields at the valuation date) in isolation and are subject to a floor of zero. They do not include movements in credit risk that may affect credit spreads and hence the valuation of debt securities and policyholder liabilities. A one-letter credit downgrade in isolation (i.e. ignoring any consequential change in valuation) would not have a material impact on IFRS profit or shareholders' equity.

Following the fall in interest rates during the first half of 2020, the estimated sensitivity to a decrease in interest rates at 30 June 2020 has been updated to a decrease of 0.5 per cent. This compares to a 1 per cent change at 31 December 2019. The estimated sensitivity to a decrease and increase in interest rates at 30 June 2020 is as follows:

30 June 2020	Asia insurance $m		US insurance $m
	Decrease of 0.5%	Increase of 1%	Decrease of 0.5%	Increase of 1%
Net effect on shareholders' equity*	(1,203)	64	(90)	(123)

*     The effect from the instantaneous changes in interest rates above, if they arose, would impact profit after tax for Asia insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders' equity. For US insurance operations , the instantaneous changes in interest rates above, if they arose, would cause the net effect on equity shown above through two constituent movements. Firstly, profit after tax, net of related changes in the amortisation of DAC, would be impacted (decrease of 0.5 per cent: $(1,036) million; increase of 1 per cent: $1,577 million), and would mostly be recorded within short-term fluctuations in investment returns. Secondly, the effect would also impact other comprehensive income (decrease of 0.5 per cent: $946 million; increase of 1 per cent: $(1,700) million) in respect of the direct effect on the carrying value of the available-for-sale debt securities, net of related changes in the amortisation of DAC and related tax effects.

The estimated sensitivity to a decrease and increase in interest rates at 31 December 2019 is as follows:

31 December 2019	Asia insurance $m		US insurance $m
	Decrease of 1%	Increase of 1%	Decrease of 1%	Increase of 1%
Net effect on shareholders' equity*	(702)	(718)	20	(553)

*     The effect from the instantaneous changes in interest rates above, if they arose, would impact profit after tax for Asia insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders' equity. For US insurance operations , the instantaneous changes in interest rates above, if they arose, would cause the net effect on equity shown above through two constituent movements. Firstly, profit after tax, net of related changes in the amortisation of DAC, would be impacted (decrease of 1 per cent: $(2,224) million; increase of 1 per cent: $1,691 million), and would mostly be recorded within short-term fluctuations in investment returns. Secondly, the effect would also impact other comprehensive income (decrease of 1 per cent: $2,244 million; increase of 1 per cent: $(2,244) million) in respect of the direct effect on the carrying value of the available-for-sale debt securities, net of related changes in the amortisation of DAC and related tax effects

Equity and property price risk
Sensitivity analysis
Schedule of estimated sensitivity to risk

The estimated sensitivity to a 10 per cent and 20 per cent change in equity and property prices at 30 June 2020 is as follows:

30 June 2020	Asia insurance $m		US insurance $m
	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Net effect on shareholders' equity*	(559)	302	2,174	(484)

*     The effect from the instantaneous changes in equity and property prices above, if they arose, would impact profit after tax for Asia and the US insurance operations, which would mostly be recorded within short-term fluctuations in investment returns.

The estimated sensitivity to a 10 per cent and 20 per cent change in equity and property prices at 31 December 2019 is as follows:

31 December 2019	Asia insurance $m		US insurance $m
	Decrease of 20%	Increase of 10%	Decrease of 20%	Increase of 10%
Net effect on shareholders' equity*	(816)	408	762	608

*     The effect from the instantaneous changes in equity and property prices above, if they arose, would impact profit after tax for Asia and the US insurance operations, which would mostly be recorded within short-term fluctuations in investment returns.